Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Summary of amortized cost, fair value and maturity of derivative financial instruments

	Assets		Liabilities
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Assets
Swap (adjustments to be received/paid)	286	—	1,209	5,463
Options (prizes received/paid)	11	—	8	—
Futures Contracts (adjustments to receive/to pay)	54,575	35	3,824	46
Forward Contracts (adjustments to receive/to pay)	4,043	528	49,073	64,539
Total	58,915	563	54,114	70,048

Derivatives include transactions that mature in D+1.

Summary of notional value of forward and swap contracts

	Up to 3 months	3 months to 1 year	1 year to 3 years	3 years to 5 years	Above 5 years	12/31/2025	12/31/2024
Swap contracts	—	37,141	13,244	5,950	—	56,335	13,500
Interbank Market	—	31,639	—	—	—	31,639	—
Foreign Currency	—	—	13,244	5,950	—	19,194	—
Pre (CDS)	—	5,502	—	—	—	5,502	—
IGP-M	—	—	—	—	—	—	13,500

Buy Positions	536,502	143,869	27,507	20,813	8,872	737,563	2,719,142
Options contracts	1,769	213	—	—	—	1,982	—
Put Options (IDI)	1,769	213	—	—	—	1,982	—

Future contracts	396,482	22,726	27,507	20,813	8,872	476,400	2,718,614
Currency Exchange Rate Coupon	108,517	20,915	—	—	—	129,432	—
Foreign Currency	44,065	—	—	—	—	44,065	—
Interbank Market	243,900	1,811	27,507	20,813	8,872	302,903	2,701,201
IPCA Coupon	—	—	—	—	—	—	17,413

Forward contracts	138,251	120,930	—	—	—	259,181	528
Foreign Currency	138,251	120,930	—	—	—	259,181	528

Sales Positions	4,973,575	1,630,690	3,971,214	2,713,251	2,896,530	16,185,260	12,507,888
Options contracts	1,677	193	—	—	—	1,870	—
Purchase Put Option (IDI)	1,677	193	—	—	—	1,870	—

Future contracts	3,980,981	1,558,848	3,971,214	2,713,251	2,896,530	15,120,824	11,319,949
Currency Exchange Rate Coupon	265,706	42,792	25,835	—	—	334,333	57,427
Foreign Currency	2,793,673	—	—	—	—	2,793,673	1,562,698
Interbank Market	297,499	779,287	1,397,614	789,491	821,846	4,085,737	5,822,421
IPCA Coupon	624,103	736,769	2,547,765	1,923,760	2,074,684	7,907,081	3,877,403

Forward contracts	990,917	71,649	—	—	—	1,062,566	1,187,939
Foreign Currency	990,917	71,649	—	—	—	1,062,566	1,187,939

Total	5,510,077	1,811,700	4,011,965	2,740,014	2,905,402	16,979,158	15,240,530

Summary of cashflow hedge [Table Text Block]	Cash Flow Hedge

	Hedging Instruments (a)							Hedged Items
Strategy	Nominal amount	Carrying amount (b)	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in statements of income	Hedge costs recognized in OCI	Amount reclassified from the hedge reserve to statements of income	Amount reclassified from the hedge costs reserve to statements of income	Changes in fair value used for calculating hedge ineffectiveness	Hedge costs reserve (c)	Cash flow hedge reserve (c)	Balances remaining in the cash flow reserve from hedging relationships for which hedge accounting is no longer applied
As of December 31, 2025	954,085	(47,268)	(52,167)	350	(5,597)	—	—	52,517	(17,905)	—	—
Securities issued abroad	954,085	(47,268)	(52,167)	350	(5,597)	—	—	52,517	(17,905)	—	—

As of December 31, 2024	1,247,403	(64,539)	(64,824)	761	(12,308)	—	—	65,585	(12,308)	—	—
Securities issued abroad	1,247,403	(64,539)	(64,824)	761	(12,308)	—	—	65,585	(12,308)	—	—

(a) The hedging instrument used is NDFs (Non-Deliverable Forwards). The hedged item consists of government bonds issued abroad, considered low-risk, with varying maturities and no periodic interest payments; The Group designates only changes in the fair value of the spot component of foreign exchange forward contracts as the hedging instrument in cash flow hedge relationships. Changes in the fair value of the forward component of such forward contracts (forward points) are accounted for separately as a cost of hedging and are recognized in other comprehensive income within a separate component of equity.
b) The instrument is being presented in the Derivative financial assets line of the financial position. The effect of the result is demonstrated in the Income from securities, derivatives and foreign exchange line of the consolidated statements of income.
(c) Hedge Cost Reserve and Cash Flow hedge reserve represent the accumulated amount related to changes in the instrument reclassified to OCI since the beginning of the hedge accounting structure.

Summary of fair value hedge [Table Text Block]	Fair Value Hedge
Below, we present the effects of hedging accounting on Inter&Co's financial position and performance:

	Hedging Instruments				Hedged Items (c)
Strategy	Nominal amount	Carrying amount	Changes in fair value used for calculating hedge ineffectiveness	Hedge ineffectiveness recognized in statements of income	Carrying amount	Adjustment to gross fair value recorded in the statement of income	Accumulated amount of fair value hedge adjustments on the hedged item
As of December, 31, 2025	10,550,092	3,103	(182,666)	2,563	10,549,957	185,229	(247,217)
Credit operation hedging (a)	2,936,800	(658)	(140,971)	(998)	2,936,665	139,973	(75,798)
Hedge of mortgage lending transactions (b)	7,613,292	3,761	(41,695)	3,561	7,613,292	45,256	(171,419)

As of December 31, 2024	6,641,294	18,190	563,288	(12,123)	6,546,418	(575,411)	39,036
Credit operation hedging (a)	3,218,086	9,218	343,477	(8,645)	3,165,012	(352,122)	248,452
Hedge of mortgage lending transactions (b)	3,423,208	8,972	219,811	(3,478)	3,381,406	(223,289)	(209,416)

(a) The hedging instrument used is the DI Future Rate. The hedged object covers loan portfolios, including FGTS withdrawal advances and payroll loans;
(b) The hedging instrument used is DAP and SWAP. The hedged object covers the mortgage loan portfolio; and
(c) The item is being presented under the heading "loans and advances to customers, net of provisions for expected losses," and the instrument is being presented under the heading "derivative financial instruments" in the financial position. The effect of the result is shown in the heading "net interest and derivatives income" in the consolidated Statements of income.

Summary of Foreign Investment Hedge [Table Text Block]	Hedges of net investments in foreign subsidiary

	Hedging Instruments (a)						Hedged Items
Strategy	Nominal amount	Carrying amount (b)	Changes in the value used for calculating hedge ineffectiveness for the period	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in statements of income	Amount reclassified from the hedge reserve to statements of income	Changes in fair value used for calculating hedge ineffectiveness	Foreing currency translation reserve (c)	Balances remaining in the foreing currency translation reservefrom hedging relationships for which hedge accounting is no longer applied
As of December 31, 2025	1,208,839	18,426	233,429	142,762	104,173	—	(129,256)	14,263	—
Securities issued abroad	1,208,839	18,426	233,429	142,762	104,173	—	(129,256)	14,263	—

As of December 31, 2024	1,331,593	(3,505)	(152,602)	(145,241)	36,119	—	188,721	(128,500)	—
Securities issued abroad	1,331,593	(3,505)	(152,602)	(145,241)	36,119	—	188,721	(128,500)	—

(a) The hedging instrument used is the dollar futures contract. The object of the hedge is the investments in subsidiaries (Cayman, Payments and Inter&Co) abroad;
(b) The instrument is being presented in the Derivative financial assets line of the financial position. The effect of the result is demonstrated in the Income from securities, derivatives and foreign exchange line of the the consolidated statements of income